Description of Business and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 12, 2012	Jul. 12, 2012	Mar. 31, 2015
The CollabRx Merger [Abstract]
Business acquisition effective date			Jul. 12, 2012
Date of acquisition agreement			Jun. 29, 2012
Percentage of interest acquired (in hundredths)	100.00%	100.00%
Number of shares issuable to acquire business (in shares)	236,433	236,433
Shares issued specified as percentage of total shares outstanding (in hundredths)	14.00%	14.00%
Common stock consideration	$ 932
Promissory note assumed	$ 500
Interest rate on promissory note (in hundredths)	0.28%	0.28%
Bridge loan included as part of purchase price	$ 300
RSUs and options granted as "inducement grants" to newly hired management (in shares)			368,417
Vesting period of equity awards			4 years
Noncompetition period			3 years
Stockholders Agreement Period of transfer restrictions and voting provisions			2 years
Restricted Stock Units (RSUs) [Member]
The CollabRx Merger [Abstract]
Aggregate RSUs forfeited (in shares)			215,475